Fair Value - Carrying Amount and Estimated Fair Values of Financial Instrument (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 07, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 46,202	$ 56,829	$ 31,707
Interest bearing deposits	5,245	5,245	5,995
Available-for-sale securities	74,976	130,810	52,985
Held-to-maturity securities	317,509	310,539	261,017
Loans held for sale	4,002	3,504	897
Loans, net of allowance for loan losses	974,080	954,849	719,913
Federal Reserve Bank and Federal Home Loan Bank stock	10,875	11,013	4,312
Interest receivable	4,323	4,540	3,592
Derivative Assets		2	11
Cash collateral held by derivative counterparty	62	24
Total assets	1,544,857	1,585,727	1,174,515
Deposits	1,196,767	1,215,914	981,177	$ 17,014
Federal funds purchased and retail repurchase agreements	22,782	20,762	25,301
Federal Home Loan Bank advances	147,648	145,439	20,976
Bank stock loan		18,612	15,152
Subordinated debentures	9,371	9,251	8,941
Contractual obligations	2,831	3,093	3,146
Derivative Liabilities	1,098	246
Total liabilities	1,386,669	1,418,494	1,056,786
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,202	56,829	31,707
Interest bearing deposits	5,245	5,245	5,995
Available-for-sale securities	74,976	130,810	52,985
Held-to-maturity securities	317,509	310,539	261,017
Loans held for sale	4,002	3,504	897
Loans, net of allowance for loan losses	974,080	954,849	719,913
Federal Reserve Bank and Federal Home Loan Bank stock	10,875	11,013	4,312
Interest receivable	4,323	4,540	3,589
Derivative Assets		2
Cash collateral held by derivative counterparty	62	24
Total assets	1,437,274	1,477,355	1,080,426
Total derivative assets	62	26	11
Deposits	1,196,767	1,215,914	981,177
Federal funds purchased and retail repurchase agreements	22,782	20,762	25,301
Federal Home Loan Bank advances	147,648	145,439	20,976
Bank stock loan		18,612	15,152
Subordinated debentures	9,371	9,251	8,941
Contractual obligations	2,831	3,093	3,146
Interest payable	558	737	631
Derivative Liabilities	1,098	246
Cash collateral held by counterparty	(1,098)	(246)
Total liabilities	1,379,957	1,413,808	1,055,324
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,202	56,829	31,707
Interest bearing deposits	5,245	5,245	5,995
Available-for-sale securities	74,976	130,810	52,985
Held-to-maturity securities	324,425	312,802	265,189
Loans held for sale	4,002	3,504	897
Loans, net of allowance for loan losses	973,266	957,039	717,141
Interest receivable	4,323	4,540	3,589
Derivative Assets		2
Cash collateral held by derivative counterparty	62	24
Total derivative assets	62	26	11
Total assets	1,432,501	1,470,795	1,077,514
Deposits	1,203,618	1,220,657	982,645
Federal funds purchased and retail repurchase agreements	22,782	20,762	25,301
Federal Home Loan Bank advances	147,648	145,439	21,207
Bank stock loan		18,612	15,152
Subordinated debentures	9,371	9,251	8,941
Contractual obligations	2,831	3,093	3,146
Interest payable	558	737	631
Derivative Liabilities	1,098	246
Cash collateral held by counterparty	(1,098)	(246)
Total liabilities	1,386,808	1,418,551	1,057,023
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,202	56,829	31,707
Available-for-sale securities	504
Cash collateral held by derivative counterparty	62	24
Total derivative assets	62	24
Total assets	46,768	56,853	31,707
Cash collateral held by counterparty	(1,098)	(246)
Total derivative liabilities	(1,098)	(246)
Total liabilities	(1,098)	(246)
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits	5,245	5,245	5,995
Available-for-sale securities	74,472	130,810	52,985
Held-to-maturity securities	324,425	312,802	265,189
Loans held for sale	4,002	3,504	897
Interest receivable	4,323	4,540	3,589
Derivative Assets		2
Total derivative assets		2	11
Total assets	412,467	456,903	328,666
Deposits	1,203,618	1,220,657	982,645
Federal funds purchased and retail repurchase agreements	22,782	20,762	25,301
Federal Home Loan Bank advances	147,648	145,439	21,207
Bank stock loan		18,612	15,152
Subordinated debentures	9,371	9,251	8,941
Contractual obligations	2,831	3,093	3,146
Interest payable	558	737	631
Derivative Liabilities	1,098	246
Total derivative liabilities	1,098	246
Total liabilities	1,387,906	1,418,797	1,057,023
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	973,266	957,039	717,141
Total assets	$ 973,266	$ 957,039	$ 717,141